SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Disclosure of Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
21. SHARE-BASED COMPENSATION

Equity incentive plans

The Group has several equity incentive plans under which a combination of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one Ferrari common share, have been awarded to the Executive Chairman, the Chief Executive Officer (“CEO”), members of the Ferrari Leadership Team (hereinafter also the “FLT”) and other key employees of the Group.

Equity Incentive Plan 2021-2023

In the first quarter of 2024, 41,338 2021-2023 PSU awards vested (representing 122 percent of the target PSU awards) as a result of the achievement of the related performance conditions and 29,550 2021-2023 RSU awards vested upon achievement of the related service conditions As a result, 70,888 common shares, which were previously held in treasury, were assigned to participants of the plan in the first quarter of 2024. There are no further awards outstanding for the Equity Incentive Plan 2021-2023.

Equity Incentive Plan 2022-2024

Under the Equity Incentive Plan 2022-2024 approved in 2022, the Company awarded approximately 72 thousand 2022-2024 PSUs to the Executive Chairman, the CEO, the remaining members of the FLT and other employees of the Group, and approximately 26 thousand 2022-2024 RSUs to members of the FLT and other employees of the Group. These PSUs and RSUs cover the three-year performance and service periods from 2022 to 2024.

2022-2024 PSU awards

The vesting of the awards is based on the achievement of defined key performance indicators as follows:

(i)TSR Target - 40 percent of the awards vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eleven companies;
(ii)EBITDA Target - 40 percent of the awards vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan;
(iii)ESG Target - 20 percent of the awards vest based on the achievement of defined objectives relating to environmental and social factors. In particular, 50 percent of the ESG Target is based on the reduction of CO2 carbon emissions and 50 percent is based on the maintenance of the equal salary certification.
Each target is settled independently of the other targets.

In March 2025, 91,414 2022-2024 PSU awards are expected to vest (representing approximately 149 percent of the target PSU awards that remained outstanding at the time of vesting) as a result of the achievement of the related performance conditions (described above) and an equal number of common shares held in treasury will be assigned to participants of the plan, following which there will be no further 2022-2024 PSU awards outstanding.

2022-2024 RSU awards

In March 2025, 21,437 2022-2024 RSU awards are expected to vest as a result of the achievement of the related service condition, which is the recipient’s continued employment with the Company at the time of vesting, and an equal number of common shares held in treasury will be assigned to participants of the plan, following which there will be no further 2022-2024 RSU awards outstanding.

Equity Incentive Plan 2023-2025

Under the Equity Incentive Plan 2023-2025 approved in 2023, the Company awarded approximately 58 thousand 2023-2025 PSUs to the Executive Chairman, the CEO, the remaining members of the FLT and other employees of the Group, and approximately 22 thousand 2023-2025 RSUs to members of the FLT and other employees of the Group. These PSUs and RSUs cover the three-year performance and service periods from 2023 to 2025.
2023-2025 PSU awards

The vesting of the awards is based on the achievement of defined key performance indicators as follows:

(i)TSR Target - 40 percent of the awards vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eleven companies;
(ii)EBITDA Target - 40 percent of the awards vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan;
(iii)ESG Target - 20 percent of the awards vest based on the achievement of defined objectives relating to environmental and social factors. In particular, 50 percent of the ESG Target is based on the reduction of CO2 carbon emissions and 50 percent is based on the maintenance of the equal salary certification.
Each target is settled independently of the other targets. The awards vest in 2026 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.

2023-2025 RSU awards

The awards vest in 2026, subject to the recipient’s continued employment with the Company at the time of vesting.

Equity Incentive Plan 2024-2026

Under a new Equity Incentive Plan 2024-2026 approved in 2024, the Company awarded approximately 41 thousand 2024-2026 PSUs to the Executive Chairman, CEO, members of the FLT and other employees of the Group, and approximately 15 thousand 2024-2026 RSUs to members of the FLT and other employees of the Group. The 2024-2026 PSUs and 2024-2026 RSUs cover the three-year performance and service periods from 2024 to 2026.

2024-2026 PSU awards

The vesting of the awards is based on the achievement of defined key performance indicators as follows:

(i)TSR Target - 40 percent of the awards vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eleven companies;
(ii)EBITDA Target - 40 percent of the awards vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan;
(iii)ESG Target - 20 percent of the awards vest based on the achievement of defined objectives relating to environmental and social factors. In particular, 50 percent of the ESG Target is based on the reduction of CO2 carbon emissions and 50 percent is based on the maintenance of the equal salary certification.
Each target is settled independently of the other targets. The awards vest in 2027 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.

2024-2026 RSU awards

The awards vest in 2027, subject to the recipient’s continued employment with the Company at the time of vesting.

Supplemental information relating to the Equity Incentive Plan 2024-2026 is summarized below.

TSR Target

The number of 2024-2026 PSUs with a TSR Target that vest under the Equity Incentive Plan 2024-2026 is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific peer group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest
1	175%
2	150%
3	125%
4	100%
5	75%
6	50%
>6	0%
The defined peer group (including the Company) for the TSR Target is presented below.

Ferrari	Aston Martin	Burberry	Estee Lauder
Hermes	Kering	LVMH	Mercedes Benz Group AG
Moncler	Prada	Richemont
EBITDA Target

The number of 2024-2026 PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2024-2026 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+15%	175%
+10%	150%
+5%	125%
Business Plan Target	100%
-5%	75%
<-5%	—%
Fair values and key assumptions

The fair value of the PSUs and RSUs that were awarded under the Equity Incentive Plan 2024-2026, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan 2024-2026
PSUs	€386.05
RSUs	€383.40
The fair value of the 2024-2026 PSU awards was measured at the grant date using a Monte Carlo Simulation model. The fair value of the 2024-2026 RSU awards was measured using the share price at the grant date adjusted for the present value of future distributions which the recipients will not receive during the vesting period.
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the Equity Incentive Plan 2024-2026 are summarized below:

Equity Incentive Plan 2024-2026
Grant date share price	€390.50
Expected volatility	26.34%
Dividend yield	0.61%
Risk-free rate	3.00%
The expected volatility was based on the observed volatility of the defined peer group. The risk-free rate was based on the iBoxx sovereign Eurozone yield.

Broad-based employee share ownership plan

In November 2023 the Company announced that it would launch a broad-based employee share ownership plan under which each employee will be given the option to become a shareholder of the Company, receiving a one-off grant of shares worth up to a maximum of approximately €2 thousand. If the employee holds the shares for at least 36 months, the Company will grant them an additional tranche of shares, from a minimum of one share and up to 15 percent of the value of the first allocation. For the year ended December 31, 2023, the Company recognized €10,222 thousand as share-based compensation expense and an increase to other reserves within equity in relation to the shares awarded under the broad-based employee share ownership plan. In 2024, 24,715 share awards vested and the Company granted an additional 2,796 share awards that are expected to vest in 2025.

Other share-based compensation

During 2022, the Company awarded 15,271 share awards, which each represent the right to receive one Ferrari common share, to certain employees, of which 6,643 share awards vested immediately at the grant date. In 2023 6,838 share awards vested, while 1,309 and 279 share awards were forfeited in 2023 and 2024, respectively. The fair value of the awards was equal to €203 per award, measured using the share price at the grant date adjusted for the present value of future distributions which the recipients will not receive during the vesting period.

The Company also provides share-based payments for services received as part of commercial agreements with certain suppliers.

Outstanding share awards

The following table presents the changes to the outstanding share awards under the Group’s share-based payment arrangements.:

	PSU Awards	RSU Awards	Other Awards	Total Outstanding Awards
Balance at December 31, 2022	140,205	87,189	57,405	284,799
Granted	58,381	21,939	63,217	143,537
Vested	(36,090)	(32,339)	(55,614)	(124,043)
Forfeited	(8,117)	(3,544)	(1,309)	(12,970)
Balance at December 31, 2023	154,379	73,245	63,699	291,323
Granted	40,885	15,401	2,796	59,082
Vested	(33,924)	(29,550)	(24,715)	(88,189)
Forfeited and other	(3,961)	(2,241)	(7,102)	(13,304)
Balance at December 31, 2024	157,379	56,855	34,678	248,912
Share-based compensation expense

The following table presents the share based compensation expense recognized for the years ended December 31, 2024, 2023 and 2022, as well as the unrecognized share-based compensation at December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Equity incentive plans and other share-based awards	18,280	15,154	16,172
Commercial agreements with suppliers	4,813	4,563	4,688
Broad-based employee share ownership plan	875	10,222	—
Total share-based compensation expense	23,968	29,939	20,860

	At December 31,
	2024	2023	2022
	(€ thousand)
Unrecognized share-based compensation expense	20,699	12,954	16,069